Goodwill And Other Intangible Assets (Schedule Of Estimated Future Amortization Expense For Core Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 545
2018	496
2019	454
2020	416
2021	382
Thereafter	646
Total	$ 2,939	$ 3,536	$ 2,797